ACQUISITIONS (Narrative) (Details) € in Thousands, $ in Thousands				1 Months Ended		12 Months Ended
		Mar. 18, 2015 USD ($) shares	Nov. 14, 2014 USD ($) shares	Dec. 18, 2014 USD ($) shares	Dec. 18, 2013 USD ($) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Nov. 14, 2014 EUR (€)
Business Acquisition [Line Items]
Contingent estimated liability						$ 254	$ 2,208
Contingent cash payment						2,204	2,278
Amortization of intangible assets related to acquisition								$ 1,109	$ 707
Gain included in selling and marketing						(27,381)	$ (19,136)	(11,793)
Payment of contingent consideration						2,054		$ 2,000
Appfluent [Member]
Business Acquisition [Line Items]
Ownership interests acquired		100.00%
Amount held in escrow deposit		$ 1,100
Period of amount held in escrow deposit		1 year
Number of shares issued for acquisition of entity | shares		726,033
Cash paid for entity		$ 10,997
Total consideration		19,213
Maximum milestone-based contingent payment		31,500
Contingent cash payment		1,616
Acquisition related costs		$ 561
Percentage of milestone-based contingent payments payable in cash		60.00%
Percentage of milestone-based contingent payments payable in ordinary shares		40.00%
Gain included in selling and marketing						1,826
Appfluent [Member] | Key Employees [Member]
Business Acquisition [Line Items]
Employee retention payable						$ 2,000
Employee retention, percentage payable in shares						40.00%
Retention payments						$ 300
Retention payment issued						$ 200
Retention payment issued, shares | shares						14,188
Appfluent [Member] | Shares Held Back To Secure Indemnity Claims [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares		144,171
Payment obligations		$ 1,253
Appfluent [Member] | Issued at closing [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares		581,862
Appfluent [Member] | Pro Forma [Member]
Business Acquisition [Line Items]
Amortization of intangible assets related to acquisition						$ 1,365	$ 1,378
Bi Ready B V [Member]
Business Acquisition [Line Items]
Contingent estimated liability			$ 300			$ 292	300
Bi Ready B V [Member] | Technology-Based Intangible Assets [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 748
Number of shares issued for acquisition of entity | shares			31,900
Fair value of shares issued for acquisition			$ 224
Maximum earnout potential consideration			374
Amortization period						5 years
Bi Ready B V [Member] | Technology-Based Intangible Assets [Member] | Euro [Member]
Business Acquisition [Line Items]
Intangible assets acquired			1,272
Maximum earnout potential consideration | €										€ 300
Bi Ready B V [Member] | Core technology [Member]
Business Acquisition [Line Items]
Purchase price allocated to intangible assets			$ 1,272
Hayes Technology Group Incorporated [Member]
Business Acquisition [Line Items]
Number of shares issued for acquisition of entity | shares				61,500	123,500
Fair value of shares issued for acquisition				$ 503	$ 1,044
Purchase price allocated to intangible assets					4,384
Cash paid for entity					$ 4,500
Pro-rata, percentage of applicable target					75.00%
Contingent payment consideration, fair value					$ 3,251	$ 1,942	$ 3,962
Change in fair value of contingent liability						$ 241
Total consideration					9,298
Contingent cash payment					3,251
Acquisition related costs					505
Hayes Technology Group Incorporated [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent cash payment					4,200
Hayes Technology Group Incorporated [Member] | Core technology [Member]
Business Acquisition [Line Items]
Purchase price allocated to intangible assets	[1]				3,596
Hayes Technology Group Incorporated [Member] | Customer relationships [Member]
Business Acquisition [Line Items]
Purchase price allocated to intangible assets	[2]				564
Hayes Technology Group Incorporated [Member] | Noncompete Agreements [Member]
Business Acquisition [Line Items]
Purchase price allocated to intangible assets	[3]				224
Hayes Technology Group Incorporated [Member] | Payable January Twenty Fifteen [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent cash payment					2,100
Hayes Technology Group Incorporated [Member] | Payable January Twenty Sixteen [Member] | Maximum [Member]
Business Acquisition [Line Items]
Contingent cash payment					$ 2,100

[1]	Core technology represents a combination of Hayes processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 6 years using the accelerated method.
[2]	Customer relationships represent the underlying relationships and agreements with Hayes's installed customer base and are amortized over 9 years using the accelerated method.
[3]	The amount assigned to the non-competition agreement relates to the non-competition agreement that the Company entered into with the founder of Hayes for a period of four years, which is amortized on a straight line basis over 4 years.